Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through profit or loss.
Financial assets at fair value through profit or loss

23   Financial assets at fair value through profit or loss

	As at December 31,
	2023	2024
	RMB’000	RMB’000

Wealth management products	925,204	455,016

As at December 31, 2023 and 2024, out of the wealth management products which the Group invested in, RMB532,147,000 and RMB260,860,000 were managed by subsidiaries of Ping An Group which are redeemable upon request by the holders, respectively (Note 38).